Employee benefits, Principal Actuarial Assumption (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Principal actuarial assumption [Abstract]
Weighted-average defined benefit obligation	15 years	15 years
Discount Rate [Member]
Principal actuarial assumption [Abstract]
Principal actuarial assumption	10.70%	9.20%
Salary Growth [Member]
Principal actuarial assumption [Abstract]
Principal actuarial assumption	5.50%	5.50%
Future Salary Growth [Member]
Principal actuarial assumption [Abstract]
Principal actuarial assumption	5.00%	5.50%